Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents
	December 31	December 31
	2025	2024
	USD in thousands	USD in thousands
Cash in banks	379,460	251,586
Short term deposits	149,037	135,841

	528,497	387,427